Revenue	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
Disaggregated Revenue

We disaggregate our revenue from customers by business unit, geographic destination and contract type for each of our segments, as we believe it best depicts how the nature, amount, timing and uncertainty of our revenue and cash flows are affected by economic factors. See details in the tables below.

Revenue by business unit and reportable segment was as follows:

	Year Ended December 31,
Dollars in millions	2020	2019	2018

Government Solutions
Science & Space	$967	$863	$641
Defense & Intel	959	782	709
Readiness & Sustainment	1,153	1,400	1,256
International	976	997	976
Total Government Solutions	4,055	4,042	3,582

Sustainable Technology Solutions	1,712	1,597	1,331

Total revenue	$5,767	$5,639	$4,913

Government Solutions revenue earned from key U.S. government customers includes U.S. DoD agencies and NASA, and is reported as Science & Space Solutions, Defense & Intel, Readiness & Sustainment and International. Government Solutions revenue earned from non-U.S. government customers primarily includes the U.K. MoD and the Australian Defence Force, and is reported as international.

Revenue by geographic destination was as follows:

	Year Ended December 31, 2020
Dollars in millions	Government Solutions	Sustainable Technology Solutions	Total
United States	$2,280	$751	$3,031
Middle East	622	235	857
Europe	743	218	961
Australia	272	52	324
Canada	1	45	46
Africa	81	71	152
Asia	—	203	203
Other countries	56	137	193
Total revenue	$4,055	$1,712	$5,767

	Year Ended December 31, 2019
Dollars in millions	Government Solutions	Sustainable Technology Solutions	Total
United States	$2,110	$595	$2,705
Middle East	795	232	1,027
Europe	796	262	1,058
Australia	209	79	288
Canada	1	38	39
Africa	76	121	197
Asia	—	214	214
Other countries	55	56	111
Total revenue	$4,042	$1,597	$5,639

	Year Ended December 31, 2018
Dollars in millions	Government Solutions	Sustainable Technology Solutions	Total
United States	$1,767	$493	$2,260
Middle East	735	149	884
Europe	766	223	989
Australia	185	144	329
Canada	1	20	21
Africa	77	56	133
Asia	—	190	190
Other countries	51	56	107
Total revenue	$3,582	$1,331	$4,913

Many of our contracts contain both fixed price and cost reimbursable components. We define contract type based on the component that represents the majority of the contract. Revenue by contract type was as follows:

	Year Ended December 31, 2020
Dollars in millions	Government Solutions	Sustainable Technology Solutions	Other	Total
Fixed Price	$1,038	$497	$—	$1,535
Cost Reimbursable	3,017	1,215	—	$4,232
Total revenue	$4,055	$1,712	$—	$5,767

	Year Ended December 31, 2019
Dollars in millions	Government Solutions	Sustainable Technology Solutions	Other	Total
Fixed Price	$1,089	$520	$—	$1,609
Cost Reimbursable	2,953	1,077	—	4,030
Total revenue	$4,042	$1,597	$—	$5,639

	Year Ended December 31, 2018
Dollars in millions	Government Solutions	Sustainable Technology Solutions	Other	Total
Fixed Price	$1,032	$412	$—	$1,444
Cost Reimbursable	2,550	919	—	3,469
Total revenue	$3,582	$1,331	$—	$4,913

We have included $318 million, $241 million, and $173 million of revenue from U.S. government time-and-materials type contracts within the cost reimbursable contract type for the years ended December 31, 2020, 2019, and 2018, respectively.

Performance Obligations

We recognized revenue of $49 million, $15 million, and $69 million from performance obligations satisfied in previous periods for the years ended December 31, 2020, 2019, and 2018, respectively.

On December 31, 2020, we had $12.0 billion of transaction price allocated to remaining performance obligations. We expect to recognize approximately 32% of our remaining performance obligations as revenue within one year, 33% in years two through five, and 35% thereafter. Revenue associated with our remaining performance obligations to be recognized beyond one year includes performance obligations related to Aspire Defence and Fasttrax projects, which have contract terms extending through 2041 and 2023, respectively. Remaining performance obligations do not include variable consideration that was determined to be constrained as of December 31, 2020.

Contract Assets and Contract Liabilities

Contract assets were $178 million and $215 million and contract liabilities were $356 million and $484 million, at December 31, 2020 and 2019, respectively. The decrease in contract liabilities during the year ended December 31, 2020 was primarily related to progress against project advances on the Aspire Defence project and a project in the Middle East, and an unfavorable FKTC containers ruling that was upheld. See Note 15 “U.S. Government Matters” for additional information. We recognized revenue of $324 million for the year ended December 31, 2020, which was previously included in the contract liability balance at December 31, 2019.

Accounts Receivable

	December 31,
Dollars in millions	2020	2019
Unbilled	$476	$308
Trade & other	423	630
Accounts receivable, net	$899	$938